UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Van Berkom & Associates Inc.
Address: 1130 Sherbrooke St West, s# 1005
         Montreal, Quebec, Canada H3A 2M8

13F File Number:  028-14507

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mathieu Sirois
Title:     Vice-President & Senior Portfolio Mngr, U.S. Small Cap
Phone:     514 985-5759

Signature, Place, and Date of Signing:

  /s/ Mathieu Sirois     Montreal, QC     February 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    43

Form 13F Information Table Value Total:    $618,938 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVISORY BOARD                 COM              00762W107     8738   197926 SH       SOLE                    48700        0   149226
AMEDISYS INC                   COM              023436108    10716   437250 SH       SOLE                   107500        0   329750
AMERICAN REPROGRAPHICS CO      COM              029263100     7903   977626 SH       SOLE                   240600        0   737026
BALDWIN & LYONS INC            CL B             057755209    12009   458236 SH       SOLE                   112871        0   345365
BIG LOTS INC                   COM              089302103    16651   486300 SH       SOLE                   119800        0   366500
BROWN & BROWN INC              COM              115236101    28088  1351000 SH       SOLE                   332500        0  1018500
CAL DIVE INTL INC DEL          COM              12802T101    15363  2727389 SH       SOLE                   671400        0  2055989
CARLISLE COS INC               COM              142339100    13499   437700 SH       SOLE                   106900        0   330800
CHARLES RIV LABS INTL INC      COM              159864107    14918   437000 SH       SOLE                   107500        0   329500
CHEMED CORP NEW                COM              16359R103    17588   299800 SH       SOLE                    73900        0   225900
DESCARTES SYS GROUP INC        COM              249906108    15111  2357700 SH       SOLE                   534200        0  1823500
FIRSTSERVICE CORP              SUB VTG SH       33761N109    24528  1024300 SH       SOLE                   235800        0   788500
FOSSIL  INC                    COM              349882100    16717   301800 SH       SOLE                    73900        0   227900
GILDAN ACTIVEWEAR INC          COM              375916103     6500   231300 SH       SOLE                    77100        0   154200
GLADSTONE INVT CORP            COM              376546107     6156   892198 SH       SOLE                   219623        0   672575
GRACO INC                      COM              384109104    14246   435999 SH       SOLE                   107300        0   328699
HERBALIFE LTD                  COM USD SHS      G4412G101    15362   247200 SH       SOLE                    60800        0   186400
IDEX CORP                      COM              45167R104    16680   456139 SH       SOLE                   112300        0   343839
INTERNATIONAL SPEEDWAY CORP    COM              460335201    13954   555357 SH       SOLE                   136800        0   418557
INTERVAL LEISURE GROUP INC     COM              46113M108    16489  1188776 SH       SOLE                   292600        0   896176
KINETIC CONCEPTS INC           COM NEW          49460W208    11331   300800 SH       SOLE                    74100        0   226700
LHC GROUP INC                  COM              50187A107    18972   794477 SH       SOLE                   195600        0   598877
LENDER PROCESSING SVCS INC     COM              52602E102    20993   613500 SH       SOLE                   152600        0   460900
LINCOLN EDL SVCS CORP          COM              533535100    11319   762827 SH       SOLE                   187800        0   575027
MTS SYS CORP                   COM              553777103    14258   446646 SH       SOLE                   109600        0   337046
MARKETAXESS HLDGS INC          COM              57060D108     9430   539327 SH       SOLE                   132800        0   406527
MICROS SYS INC                 COM              594901100    11673   267800 SH       SOLE                    65900        0   201900
MIDDLEBY CORP                  COM              596278101    12105   185447 SH       SOLE                    45600        0   139847
MILLER HERMAN INC              COM              600544100    18259   901000 SH       SOLE                   221800        0   679200
NEUSTAR INC                    COM              64126X201    20895   816209 SH       SOLE                   200800        0   615409
PROGRESS SOFTWARE CORP         COM              743312100    13031   382300 SH       SOLE                    93900        0   288400
QLOGIC CORP                    COM              747277101    14893   819900 SH       SOLE                   202000        0   617900
RLI CORP                       COM              749607107    16046   275200 SH       SOLE                    67800        0   207400
RITCHIE BROS AUCTIONEERS       COM              767744105     2769   133320 SH       SOLE                    32420        0   100900
SMART TECHNOLOGIES INC         CL A SUB VTG S   83172R108     9537   705300 SH       SOLE                   169400        0   535900
SOTHEBYS                       COM              835898107    15707   414250 SH       SOLE                   101200        0   313050
STANTEC INC                    COM              85472N109     9530   359900 SH       SOLE                    85200        0   274700
TCF FINL CORP                  COM              872275102    12089   725100 SH       SOLE                   178400        0   546700
TEMPUR PEDIC INTL INC          COM              88023U101    14667   459470 SH       SOLE                   113100        0   346370
TRUE RELIGION APPAREL INC      COM              89784N104    14281   649878 SH       SOLE                   160000        0   489878
UNIVERSAL HLTH SVCS INC        COM              913903100    25564   638832 SH       SOLE                   156672        0   482160
WASHINGTON POST CO             CL B             939640108    12339    30000 SH       SOLE                     7200        0    22800
WILEY JOHN & SONS INC          COM              968223206    18034   428600 SH       SOLE                   105600        0   323000